SHAREBASED COMPENSATION (Details 1) - $ / shares	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Number of Stock Options, Beginning Balance	8,618,204
Number of Stock Options, Granted	7,318,669
Number of Stock Options, Forfeited	(1,051,917)
Number of Stock Options, Ending Balance	14,884,956
Weighted Average Exercise Price, Beginning Balance	$ 2.78
Weighted Average Exercise Price, Granted	0.17
Weighted Average Exercise Price, Forfeited	(3.00)
Weighted Average Exercise Price, Ending Balance	$ 1.48
Stock Option [Member]
Number of Stock Options, Beginning Balance		13,538,102	5,793,374
Number of Stock Options, Granted		6,812,552	10,374,075
Number of Stock Options, Forfeited		(11,732,450)	(2,629,347)
Number of Stock Options, Ending Balance		8,618,204	13,538,102
Weighted Average Exercise Price, Beginning Balance		$ 4.31	$ 4.14
Weighted Average Exercise Price, Granted		1.34	3.45
Weighted Average Exercise Price, Forfeited		(2.79)	(4.32)
Weighted Average Exercise Price, Ending Balance		$ 2.79	$ 4.31